Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 20,211	$ 22,232
Environmental certificates	1,602	2,108
Materials	1,613	1,679
Total	$ 23,426	$ 26,019